SCHEDULE OF OTHER RECEIVABLES (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Deposit paid for purchase of property		$ 43
Prepayments		159,006	45,163
Prepaid initial public offering expenses			219,664
Prepaid consumables		678,728	576,173
Sundry deposits		16,002	15,562
Sundry receivables		204,748	57,582
Total	$ 834,961	$ 1,101,564	$ 914,144